Financial Instruments and Risk Management (Details 14) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 53,501	R$ 464,368
Financial liabilities at fair value through profit or loss	3,467,298
Financial assets and liabilities	4,341,808	3,952,727
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities	5,496,447	3,257,017
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities	(1,154,639)	695,710
National Treasury Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through other comprehensive income	859,029
National Treasury Notes [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through other comprehensive income	859,029
Stocks [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through other comprehensive income	15,481	12,103
Stocks [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through other comprehensive income	15,481	12,103
Savings Account And Overnight [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,582	17,570
Savings Account And Overnight [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,582	17,570
Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	4,562,127	2,758,300
Term Deposits [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	4,562,127	2,758,300
Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	3,716,958	4,876,861
Bank Deposit Certificates [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	3,716,958	4,876,861
Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	35,031	412,107
Financial Treasury Bills [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	35,031	412,107
Off Shore Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,501,608
Off Shore Notes [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,501,608
Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	23,177	21,186
Investment funds [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	23,177	21,186
Trade Accounts Receivable 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	266,210	337,898
Trade Accounts Receivable 1 [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	266,210	337,898
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	314,603	639,052
Financial liabilities at fair value through profit or loss	(619,182)	(136,759)
Derivatives [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	314,603	639,052
Financial liabilities at fair value through profit or loss	(619,182)	(136,759)
Other Titles [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	20	35,751
Other Titles [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	20	35,751
Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	(6,334,836)	(5,021,342)
Loans And Borrowings [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	R$ (6,334,836)	R$ (5,021,342)